Note 8 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2021	2020
Statutory federal income tax rate	$(1,788,135)	$(794,343)
State income taxes, net of federal tax benefits	(58,152)	(114,864)
Stock-based compensation	8,924	—
Foreign rate differential	1,414	(45)
Warrant expense	(334,122)	227,651
Beneficial conversion feature related to notes	—	201,953
Other permanent differences	5,301	19,204
Valuation allowance	2,173,051	461,244
	$8,281	$800

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2021	2020
NOL carryforwards	$11,262,916	$9,177,607
Accruals and reserves	81,911	10,898
Stock compensation	197,508	237,976
Fixed assets/capitalized start-up costs	2,557	3,332
	11,544,892	9,429,813
Valuation allowance	(11,544,892)	(9,429,813)
Net deferred tax assets	—	—
Deferred income taxes	$—	$—